Promissory Notes (Details) - USD ($)		Mar. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accrued interest		$ 20,063		$ 19,323
Promissory notes payable, net		0		16,805
Unsecured Promissory Notes [Member]
Accrued interest				41,644
Notes Payable, Other Payables [Member] | Unsecured Promissory Notes [Member]
Accrued interest		15,433		251	$ 425
Total principal and interest				10,251	100,425
Debt discount - unamortized balance				0	(36,018)
Promissory notes payable, net		125,433		10,251
Notes Payable, Other Payables [Member] | 2016 (due June 2016) [Member]
Debt Instrument, Face Amount				0	100,000
Notes Payable, Other Payables [Member] | 2016 (due November 2016)
Debt Instrument, Face Amount		10,000	[1]	10,000	$ 0
Accrued interest	[1]			10,000
Notes Payable, Other Payables [Member] | Due May 2017 [Member]
Debt Instrument, Face Amount	[2]	$ 100,000		$ 0

[1]	In 2016, the Company issued $170,000 of promissory notes to various outside investors, with simple interest rates ranging from 4% - 9% and a weighted average term at issuance of approximately three months. As of March 31, 2017 and December 31, 2016, a $10,000 note remained outstanding and was past due, and $350 and $251 of accrued interest is recorded as of March 31, 2017 and December 31, 2016.
[2]	In January 2017, the Company issued a $100,000 unsecured promissory note to an outside investor, with a term of 120 days and a fixed interest charge consisting of 6% of the principal in cash plus 6% of the principal in shares of common stock at a price of $0.75 per share, or 8,000 shares. Because the interest charge is fixed and due in full at any repayment date regardless of the stated maturity date, the Company recorded accrued interest of $13,040, representing the total fair value of the charge, at the inception of the note.